WARRANTS (Details)	9 Months Ended
Sep. 30, 2021 $ / shares shares
Warrants - Common Share Equivalents [Member]
Shares outstanding, beginning balance | shares	390,000
Warrants - Common Share Equivalents, additions | shares	654,273
Warrants - Common Share Equivalents, Converted | shares	(40,000)
Shares outstanding, ending balance | shares	1,004,273
Warrants Exercisable Common Share Equivalents [Member]
Warrants exercisable - Common Share Equivalents, beginning balance | shares	390,000
Warrants exercisable - Common Share Equivalents, addition | shares	654,273
Warrants exercisable - Common Share Equivalents, ending balance | shares	1,004,273
Weighted Average Exercise price, beginning balance	$ 0.63
Weighted Average Exercise price, additions	1.78
Weighted Average Exercise price, converted	0.260
Weighted Average Exercise price, ending balance	1.51
Weighted Average Exercise Price [Member]
Weighted Average Exercise price, beginning balance	0.63
Weighted Average Exercise price, additions	1.78
Weighted Average Exercise price, converted	0.260
Weighted Average Exercise price, ending balance	$ 1.51